S000074042 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TSW High Yield Bond Fund | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	7.51%	8.37%	12.75%	(10.14%)